Financial risk management and fair value estimates (Details) - Market Risk [Member] $ in Millions, $ in Millions, $ in Millions	Jun. 30, 2018 USD ($)	Jun. 30, 2018 UYU ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 UYU ($)	Jun. 30, 2017 ARS ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset US			$ (13,692)			$ (11,567)
Net monetary position (Liability)/Asset NIS						1
Argentina, Pesos
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset US			$ (13,324)			(11,436)
Net monetary position (Liability)/Asset NIS
UYU
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset US		$ (368)			$ (131)
Net monetary position (Liability)/Asset NIS
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset US
Net monetary position (Liability)/Asset NIS				$ 1